                                 Oakmark Units

                              Government Portfolio

                         A Cash Management Vehicle for
                    Existing and Prospective Shareholders of


                               [LOGO OF OAKMARK]

                                   PROSPECTUS

                                  May 1, 2001

                                  -----------

                          The Oakmark Family of Funds
                            Two North LaSalle Street
                          Chicago, Illinois 60602-3790

                                  -----------

    Prospectus

Oakmark Units

May 1, 2001




 .Government
 Portfolio









  THE SECURITIES AND EXCHANGE COMMISSION HAS
  NOT APPROVED OR DISAPPROVED THESE SECURI-
  TIES OR PASSED UPON THE ADEQUACY OF THIS
  PROSPECTUS. ANY REPRESENTATION TO THE CON-
  TRARY IS A CRIMINAL OFFENSE.

  AN INVESTMENT IN A PORTFOLIO IS NOT A BANK
  DEPOSIT AND IS NOT INSURED BY THE FEDERAL
  DEPOSIT INSURANCE CORPORATION OR ANY OTHER
  GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO
  SEEKS TO PRESERVE THE VALUE OF YOUR INVEST-
  MENT AT $1.00 PER SHARE, IT IS POSSIBLE TO
  LOSE MONEY BY INVESTING IN THE PORTFOLIO.



[ART]

   NOT FDIC-INSURED              May Lose Value    No Bank Guarantee

General Investment Management Approach


 The Government Portfolio (the "Portfolio") is a portfolio of Goldman Sachs Trust (the "Trust"), an open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-Institutional Liquid Assets Portfo-lios. This Prospectus relates to the offering of ILA Service Units of bene-ficial interest of the Government Portfolio ("Oakmark Units") through Harris Associates, L.P. ("Harris Associates") in its capacity as a Service Organi-zation for the Portfolio.

 Goldman Sachs Asset Management ("GSAM"), a business unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as Investment Adviser to the Portfolio. GSAM is referred to in this Prospectus as the "Investment Adviser." Harris Associates or its designee will act as nominee and record holder of the Oakmark Units. You should be aware that Oakmark Units of the Portfolio may be purchased only through Harris Associ-ates or its designee. Harris Associates is not the distributor of the Port-folio.

 Goldman Sachs' Money Market Investment Philosophy:
 The Portfolio is managed to seek preservation of capital, daily liquidity and maximum current income. The Investment Adviser follows a conservative, risk-managed investment process that seeks to:
 .Manage credit risk
 .Manage interest rate risk
 .Manage liquidity

 Since 1981, the Investment Adviser has actively managed the Goldman Sachs Money Market Funds to provide investors with the greatest possible preserva-tion of principal and income potential.

--------------------------------------------------------------------------------


 Investment Process
 1.Managing Credit Risk

 The Investment Adviser's process for managing risk emphasizes:
 .Intensive research--The Credit Department, a separate operating entity of Goldman Sachs, approves all money market fund eligible securities for the Portfolio. Sources for the Credit Department's analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.

 .Timely updates--A Credit Department-approved list of securities is continuously communicated on a "real-time" basis to the portfolio management team via computer link.

 The Result: An "approved" list of high-quality credits--The Investment Adviser's portfolio management team uses this approved list to construct portfolios which offer the best available risk-return tradeoff within the "approved" credit universe.

 2.Managing Interest Rate Risk

 Three main steps are followed in seeking to manage interest rate risk:
 .Establish weighted average maturity (WAM) target--WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) is constantly revisited and adjusted as market conditions change. An overall strategy is developed by the portfolio management team based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
 .Implement optimum portfolio structure--Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser's analysis of factors such as market events, short-term interest rates and the Portfolio's asset volatility, are used to identify the most effective portfolio structure.
 .Conduct rigorous analysis of new securities--The Investment Adviser's five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine suitability for money market mutual funds.

 3. Managing Liquidity

 Factors that the Investment Adviser's portfolio managers continuously moni-tor and that affect liquidity of a money market portfolio include:
 .The Portfolio's clients and factors that influence their asset volatility; .Technical events that influence the trading range of federal funds and other short-term fixed-income markets; and
 .Bid-ask spreads associated with securities in the portfolios.

 The benchmark for the Portfolio is the iMoneyNet, Inc. Institutional Govern-ment Average Index.

--------------------------------------------------------------------------------

Portfolio Investment Objective and Strategies

 INVESTMENT OBJECTIVE

 Government Portfolio:

 The Government Portfolio seeks to maximize current income to the extent con-sistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

 PRINCIPAL INVESTMENT STRATEGIES

 The table below identifies some of the investment techniques that may (but are not required to) be used by the Portfolio in seeking to achieve its investment objective. Numbers in this table show allowable usage only; for actual usage, consult the Portfolio's annual and semi-annual reports. For more information see Appendix A.

 Investment Policies Matrix


                                               Government
 ----------------------------------------------------------
  U.S. Treasury Obligations                        ./1/
 ----------------------------------------------------------
  U.S. Government Securities                       .
 ----------------------------------------------------------
  Repurchase Agreements                            .
 ----------------------------------------------------------
  Unrated Securities/2/
 ----------------------------------------------------------
  Investment Companies                             .
                                            Up to 10% of
                                            total
                                            assets in other
                                            investment
                                            companies
 ----------------------------------------------------------
  Credit Quality/2/                         First Tier/3/
 ----------------------------------------------------------
  Summary of Taxation for Distributions/4/  Taxable federal
                                            and state/5/
 ----------------------------------------------------------
  Miscellaneous                             Reverse
                                            repurchase
                                            agreements not
                                            permitted
 ----------------------------------------------------------

 Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.
  1 Issued or guaranteed by the U.S. Treasury.
  2 To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities. In addition, if the Portfolio holds a security supported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.
  3 First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow the Portfolio under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.

  4 See "Taxation" for an explanation of the tax consequences summarized in the table above.
  5 Taxable in many states except for distributions from U.S. Treasury
    Obligation interest income and certain U.S. Government Securities interest income.

 .The Portfolio: The Portfolio's securities are valued by the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"). Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the "Additional Statement").
 .The Investors: The Portfolio is designed for investors seeking a high rate of return, a stable net asset value ("NAV") and convenient liquidation priv-ileges. The Portfolio is particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.
 .NAV: The Portfolio seeks to maintain a stable NAV of $1.00 per unit. There can be no assurance that the Portfolio will be able at all times to maintain a NAV of $1.00 per unit.
 .Maximum Remaining Maturity of Portfolio Investments: 13 months (as deter-
  mined pursuant to Rule 2a-7) at the time of purchase.
 .Dollar-Weighted Average Portfolio Maturity ("WAM"): Not more than 90 days
  (as required by Rule 2a-7).
 .Investment Restrictions: The Portfolio is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions and the investment objective of the Portfolio cannot be changed without approval of a majority of the outstanding units of the Portfolio. All investment poli-cies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.
 .Diversification: Diversification can help the Portfolio reduce the risks of investing. In accordance with current regulations of the Securities and Exchange Commission (the "SEC"), the Portfolio may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer with the exception that the Portfolio may invest up to 25% of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities (as defined in Appendix A) or securi-ties of other investment companies. In addition, securities subject to cer-tain unconditional guarantees and securities that are not "First Tier Secu-rities" as defined by the SEC are subject to different diversification requirements as described in the Additional Statement.

Principal Risks of the Portfolio

Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fol-lowing summarizes important risks that apply to the Portfolio and may result in a loss of your investment. The Portfolio should not be relied upon as a com-plete investment program. There can be no assurance that the Portfolio will achieve its investment objective.


                                                                    Government
 .Applicable                                                         Portfolio
------------------------------------------------------------------------------
NAV                                                                     .
Interest Rate                                                           .
Credit/Default                                                          .
Liquidity                                                               .
U.S. Government Securities                                              .
------------------------------------------------------------------------------

Risks that apply to the Portfolio:

 .NAV Risk--The risk that the Portfolio will not be able to maintain a NAV per unit of $1.00 at all times.
 .Interest Rate Risk--The risk that during periods of rising interest rates, the Portfolio's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio's yield will tend to be higher.
 .Credit/Default Risk--The risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agree-ment, may default on its payment obligations.
 .Liquidity Risk--The risk that the Portfolio will be unable to pay redemption proceeds within the time period stated in this Prospectus, because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
 .U.S. Government Securities Risk--The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Portfolio Performance

 HOW THE PORTFOLIO PERFORMED


 The bar chart and table below provide an indication of the risks of invest-ing in the Portfolio by showing: (a) changes in the performance of the Port-folio's Oakmark Units from year to year; and (b) the average annual returns of the Portfolio's Oakmark Units. Investors should be aware that the fluctu-ation of interest rates is one primary factor in performance volatility. The bar chart and table assume reinvestment of dividends and distributions. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Performance reflects expense limita-tions in effect. If expense limitations were not in place the Portfolio's performance would have been reduced. You may obtain the Portfolio's current yield by calling 1-800-OAKMARK (1-800-625-6275).

                                                           PORTFOLIO PERFORMANCE

Government Portfolio

 TOTAL RETURN                                                      CALENDAR YEAR
--------------------------------------------------------------------------------

 Best Quarter:
 Q1 '91     1.53%

 Worst Quarter:
 Q2 '93     0.62%


 AVERAGE ANNUAL TOTAL RETURN



  For the period ended December 31, 2000   1 Year 5 Years 10 Years Since Inception
 ---------------------------------------------------------------------------------
  Oakmark Units (Inception 7/1/90)         5.63%   4.87%   4.45%        4.60%
 ---------------------------------------------------------------------------------

Portfolio Fees and Expenses (Oakmark Units)

This table describes the fees and expenses that you would pay if you buy and hold Oakmark Units of the Portfolio.

                                                             Government
                                                             Portfolio
-----------------------------------------------------------------------
Unitholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases                None
Maximum Deferred Sales Charge (Load)                            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends     None
Redemption Fees                                                 None
Exchange Fees                                                   None
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets):/1/
Management Fees                                                0.35%
Other Expenses                                                 0.53%
 Service Fees/2/                                                 0.25%
 Shareholder Administration Fees                                 0.15%
 All Other Expenses/3/                                           0.13%
-----------------------------------------------------------------------
Total Portfolio Operating Expenses*/4/                         0.88%
-----------------------------------------------------------------------

See page 9 for all other footnotes.

 * As a result of current waivers and expense limitations, "Other Expenses" and "Total Portfolio
    Operating Expenses" of the Portfolio which are actually incurred as of the date of this Prospectus are as set forth below. The waivers and expense limitations may be terminated at any time at the option of the Investment Adviser with the approval of the Trustees. If this occurs, "Other Expenses" and "Total Portfolio Operating Expenses" may increase without shareholder approval.

                                                             Government
                                                             Portfolio
 ----------------------------------------------------------------------
  Annual Portfolio Operating Expenses
  (expenses that are deducted from Portfolio assets):/1/
  Management Fees                                              0.35%
  Other Expenses                                               0.48%
   Service Fees/2/                                               0.25%
   Shareholder Administration Fees                               0.15%
   All Other Expenses/3/                                         0.08%
 ----------------------------------------------------------------------
  Total Portfolio Operating Expenses (after current expense
   limitations)/4/                                             0.83%
 ----------------------------------------------------------------------

                                                     PORTFOLIO FEES AND EXPENSES

/1/The Portfolio's annual operating expenses are based on actual expenses. /2/Service Organizations may charge other fees directly to their customers who are the beneficial owners of Oakmark Units in connection with their customers' accounts. Such fees may affect the return such customers realize with respect to their investments.
/3/"All Other Expenses" include transfer agency fees and expenses equal to 0.04% of the average daily net assets of the Portfolio's Oakmark Units plus all other ordinary expenses not detailed above.
/4/The Investment Adviser has voluntarily agreed to reduce or limit "Total Portfolio Operating Expenses" of the Government Portfolio (excluding service fees, shareholder administration fees, taxes, interest, brokerage fees, litiga-tion, indemnification and other extraordinary expenses) such that Total Portfo-lio Operating Expenses will not exceed 0.43% of the Portfolio's average daily net assets.

Example

 The following Example is intended to help you compare the cost of investing in the Government Portfolio (without the expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Oakmark Units of the Portfolio for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfo-lio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


  Portfolio   1 Year 3 Years 5 Years 10 Years
 --------------------------------------------
  Government   $90    $281    $488    $1,084
 --------------------------------------------


 Service Organizations that invest in Oakmark Units on behalf of their cus-tomers may charge other fees directly to their customer accounts in connec-tion with their investments. You should contact your Service Organization for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investment.

 Certain Service Organizations that invest in Oakmark Units may receive other compensation in connection with the sale and distribution of Oakmark Units or for services to their customers' accounts and/or the Portfolio. For addi-tional information regarding such compensation, see "Shareholder Guide" in the Prospectus and "Other Information" in the Additional Statement.

 In addition to Oakmark Units, the Portfolio also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Oakmark Units. Information regarding these other share classes may be obtained from your sales representative or from Oakmark by calling the number on the back cover of this Prospectus.

Service Providers

 INVESTMENT ADVISER

 GSAM is a business unit of the Investment Management Division ("IMD") of Goldman Sachs. GSAM, 32 Old Slip, New York, New York 10005, acts as Investment Adviser to the Portfolio. Goldman Sachs registered as an investment adviser in 1981. As of December 31, 2000, GSAM, along with other units of IMD, had assets under management of $281.7 billion.

 The Investment Adviser provides day-to-day advice regarding the Portfolio's transactions. The Investment Adviser also performs the following services for the Portfolio:
 .Continually manages the Portfolio, including the purchase, retention and disposition of securities and other assets
 .Administers the Portfolio's business affairs
 .Performs various unitholder servicing functions (to the extent not provided by other organizations)
 Pursuant to SEC orders, the Government Portfolio may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

 MANAGEMENT FEES

 As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Portfolio's average daily net assets):

                               Actual Rate For the
                               Fiscal Year Ended
              Contractual Rate December 31, 2000
 -------------------------------------------------
  Government       0.35%              0.35%
 -------------------------------------------------

 The difference, if any, between the stated fees and the actual fees paid by the Portfolio reflects that the Investment Adviser did not charge the full amount of the fees to which it would have been entitled. The Investment Adviser may discontinue or modify any such voluntary limitations at any time in the future at its discretion.

 DISTRIBUTOR AND TRANSFER AGENT


 Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of the Portfolio's units. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606-6372, also serves as the Portfolio's transfer agent (the "Transfer Agent") and, as such, performs various unitholder servicing functions.

 From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolio. Goldman Sachs reserves the right to redeem at any time some or all of the units acquired for its own account.

Dividends


 All or substantially all of the Portfolio's net investment income will be declared as a dividend daily and paid to Harris Associates for distribution to holders of Oakmark Units monthly. Dividends will normally, but not always, be declared as of 4:00 p.m. New York time. You may choose to have dividends paid in:
 .Cash
 .Additional Oakmark Units of the same Portfolio

 You may indicate your election on your New Account Registration Form. Any changes may be submitted in writing to Harris Associates at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Portfolio.

 Dividends will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Portfolio's daily distributions.

 The Portfolio may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of the Portfolio are reflected in the NAV of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's NAV of $1.00 per unit.

Unitholder Guide


 The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Portfolio's Oakmark Units.

 HOW TO BUY OAKMARK UNITS


 How Can I Purchase Oakmark Units Of The Portfolio?
 You may purchase Oakmark Units of the Portfolio by check, by wire, by elec-tronic transfer or by exchange through State Street Bank and Trust Company as agent for Harris Associates ("Oakmark"). There are no sales commissions or underwriting discounts. The minimum initial investment is $1,000 or $500 in the case of an Education IRA or participation in the Automatic Investment Plan or Payroll Deduction Plan. Minimum subsequent investments are $100, except for reinvestments of dividends and capital gain distributions.

 By Check. To make an initial purchase of units, complete and sign the New Account Registration Form and mail it to the Oakmark Family of Funds, P.O. Box 8510, Boston, Massachusetts 02266-8510, together with a check for the total purchase amount payable to State Street Bank and Trust Company.

 You may make subsequent investments by submitting a check (except that a third- party check will not be accepted) along with either the stub from your Portfolio account confirmation statement or a note indicating the amount of the purchase, your account number, and the name in which your account is registered. Each individual check submitted for purchase must be at least $100. Oakmark will not accept cash, drafts, "starter" checks, third-party checks, or checks drawn on banks outside of the United States. If your order to purchase Oakmark Units of a Portfolio is cancelled because your check does not clear, you will be responsible for any resulting loss incurred by Oakmark.

 By Wire Transfer. You may also pay for Oakmark Units by instructing your bank to wire money to Oakmark. Your bank may charge you a fee for sending the wire. If you are opening a new account by wire transfer, you must first telephone Oakmark at 1-800-OAKMARK (1-800-625-6275) to request an account number and furnish your social security or other tax identification number. Neither the Portfolio nor Oakmark will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

                                                                UNITHOLDER GUIDE

 By Electronic Transfer. If you have an established Portfolio account you may make subsequent investments by an electronic transfer of funds from your bank account. Electronic transfer allows you to make purchases at your request by calling 1-800-OAKMARK (1-800-625-6275) or at pre-scheduled inter-vals. (See "Unitholder Services.") You may not open a new account through electronic transfer.

 By Exchange. You may purchase Oakmark Units of the Portfolio by exchange of shares from the Class I Shares of The Oakmark Fund, The Oakmark Select Fund, The Oakmark International Fund, The Oakmark Small Cap Fund, The Oakmark Equity and Income Fund, The Oakmark Global Fund and The Oakmark Interna-tional Small Cap Fund ("The Oakmark Funds") either by phone or by mail. An exchange transaction is a sale and purchase for federal income tax purposes and may result in capital gain or loss. Please review the information under "How to Redeem Units--By Exchange."

 Each of The Oakmark Funds except The Oakmark Fund and The Oakmark Equity and Income Fund imposes a short-term trading fee on redemptions of Class I Shares held less than 90 days to offset two types of costs to the Fund caused by short-term trading: portfolio transaction and market impact costs associated with erratic redemption activity and administrative costs associ-ated with processing redemptions. The fee is 2% of the redemption value and is deducted from the redemption proceeds.

 The "first-in, first-out" (FIFO) method is used to determine the holding period, which means that if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the short-term trading fee applies.

 We do not impose a redemption fee on a redemption of:
 .shares acquired by reinvestment of dividends or distributions of a Fund; or .shares held in an account of certain retirement plans or profit sharing plans or purchased through certain Intermediaries.

 Purchase Amount and Dividends. Oakmark Units of the Portfolio may be pur-chased on any business day at the NAV next determined after receipt by Oakmark of both the purchase order and the purchase amount in federal funds. Purchases of Oakmark Units may be made by check or wire transfer. Purchases are effective as soon as a check is converted to federal funds. Purchases by wire transfer will be effected the day the wire transfer is received if the wire transfer is received prior to the Portfolio's cut-off time as noted below. It is expected that checks will ordinarily be converted to federal funds within two business days after receipt. A purchase by check is deemed to be effective prior to the

 Portfolio's cut-off time noted below on the date such purchase proceeds con-vert to federal funds. Oakmark Units purchased by check may not be redeemed until the check has cleared, as described under "How to Redeem Units." Oakmark Units of the Government Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends as follows:


  If an effective order is
  received by Oakmark           Dividends Begin
 -----------------------------------------------
  By: 3:00 p.m.--N.Y. time     Same Business Day
  After: 3:00 p.m.--N.Y. time  Next Business Day

 General. Each purchase order for Oakmark Units must be accepted by Oakmark. Once your purchase order has been accepted, you may not cancel or revoke it; however, you may redeem the Oakmark Units. Oakmark reserves the right not to accept any purchase order that it determines not to be in the best interest of the Trust or of the Portfolio's unitholders. Oakmark uses procedures designed to give reasonable assurance that telephone instructions are genu-ine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If Oakmark does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Oakmark will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

 What Do I Need To Know About Service Organizations?
 Service Organizations, including Harris Associates, may provide the follow-ing services in connection with their customers' investments in ILA Service
 Units:
 .Personal and account maintenance services; and .Shareholder administration services.
 Personal and account maintenance services include:
 .Providing facilities to answer inquiries and respond to correspondence with the Service Organization's customers
 .Acting as liaison between the Service Organization's customers and Goldman
  Sachs Trust (the "Trust")
 .Assisting customers in completing application forms, selecting dividend and other options, and similar services
 Shareholder administration services include:
 .Acting, directly or through an agent, as the sole shareholder of record .Maintaining account records for customers
 .Processing orders to purchase, redeem and exchange shares for customers .Processing payments for customers

 Some (but not all) Services Organizations are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of

                                                                UNITHOLDER GUIDE

 their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:
 .A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a business day, and the order will be priced at the Fund's NAV next deter-mined after such acceptance.
 .Service Organizations or intermediaries will be responsible for transmit-ting accepted orders and payments to the Trust within the time period agreed upon by them.

 You should contact your Service Organization directly to learn whether it is authorized to accept orders for the Trust.

 Pursuant to a service plan and a separate shareholder administration plan adopted by the Trust's Board of Trustees Service Organizations are entitled to receive payment for their services from the Trust. These payments are equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.15% (annualized) for shareholder administration serv-ices of the average daily net assets of the ILA Service Units of the Portfo-lio, that are attributable to or held in the name of the Service Organiza-tion for its customers. In addition, GSAM, at its own expense, may pay a Service Organization up to 0.10% of the average daily net assets of the ILA Service Units of the Portfolio, which are attributable to or held in the name of the Service Organization for its customers. Such compensation does not represent an additional expense to the Portfolio or its unitholders, since it will be paid from the assets of GSAM.

 The Investment Adviser, Distributor and/or their affiliates may pay addi-tional compensation from time to time, out of their assets and not as an additional charge to the Portfolio, to selected Service Organizations and other persons in connection with the sale, distribution and/or servicing of units of the Portfolio and other Goldman Sachs Funds.


 How Are Units Priced?
 The price you pay or receive when you buy, sell or exchange Oakmark Units is the Portfolio's next determined NAV. The Portfolio calculates NAV as fol-lows:

                (Value of Assets of the Class)
                 - (Liabilities of the Class)
     NAV = _______________________________________________
                 Number of Outstanding Units of the Class

 .NAV per unit is calculated by State Street Bank and Trust Company (the
  Portfolio's Custodian) on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Portfolio units will be priced on any day the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holi-days.
 .On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, the Portfolio reserves the right to close at or prior to the BMA recommended closing time. If the Portfolio does so, it will cease granting same business day credit for purchase and redemption orders received after the Portfolio's closing time and credit will be given to the next business day.
 .The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as other-wise permitted by the SEC.

 To help the Portfolio maintain its $1.00 constant unit price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that the Portfolio will be able at all times to maintain a NAV of $1.00 per unit.

 HOW TO SELL OAKMARK UNITS


 How Can I Sell Oakmark Units Of The Portfolio?

 By Mail. You may redeem all or any part of your Oakmark Units of the Portfo-lio upon your written request delivered to the Oakmark Family of Funds, P.O. Box 8510, Boston, Massachusetts 02266-8510.

 Your redemption request must:
 .identify the Portfolio and give your account number;
 .specify the number of units or dollar amount to be redeemed;
 .be signed in ink by all owners exactly as their names appear on the account; and
 .for redemptions payable to an address other than the unitholder address of record, include an ink-stamped guarantee by an "eligible guarantor institution" as defined in the Securities Exchange Act of 1934 (including a bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, but not a notary public) for each signature on the redemption request (the guarantee must use the phrase "signature guaranteed" and must include the name of the guarantor bank firm and an authorized signature).

 Special rules apply to redemptions by corporations, trusts and partnerships. In the case of a corporation, the request must be signed in the name of the corporation by an officer whose title must be stated, and must be accompa-nied by a bylaw provision or resolution of the board of directors, certified within 60 days, authoriz-

                                                                UNITHOLDER GUIDE

 ing the officer to so act. A redemption request from a partnership or a trust must be signed in the name of the partnership or trust by a general partner or a trustee and include a signature guarantee. If the trustee is not named in the account registration, a redemption request by a trust must also include evidence of the trustee's appointment as such (e.g., a certi-fied copy of the relevant portions of the trust instrument). Under certain circumstances, before Oakmark Units can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

 By Check. Holders of Oakmark Units of the Portfolio may elect to have checks issued to them in order to redeem Oakmark Units from their accounts in the Portfolio. When Oakmark receives a completed New Account Registration Form and signature card, Oakmark will forward to the requesting customer a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to Oakmark for payment, a sufficient number of full and fractional Oakmark Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the recordholder of Oakmark Units by Oakmark.

 The check redemption privilege enables a unitholder to receive the dividends declared on the Oakmark Units to be redeemed until the date the check is processed. Because of this feature, the check redemption privilege may not be used for complete liquidation of a unitholder's account. If the amount of a check is greater than the value of the Oakmark Units held in the unitholder's account, the check will be returned unpaid, and the unitholder may be subject to extra charges.

 Oakmark reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular unitholder or all unitholders in general. The Trust and Oakmark reserve the right at any time to suspend the procedure permitting redemp-tions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of other Oakmark unitholders of the Portfolio.

 By Exchange. You may redeem all or any portion of your Oakmark Units of the Portfolio and use the proceeds to purchase ILA Service Units or Class I Shares of The Oakmark Funds if your signed, properly completed New Account Registration Form is on file. An exchange transaction is a sale and purchase for federal income tax purposes and may result in capital gain or loss. Before exchanging, you should obtain a prospectus from The Oakmark Family of Funds and read it carefully. The exchange privilege is not an offering or recommendation of shares of The Oakmark Funds. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "By Mail" and indicating the fund to be purchased, except that a signature guar-antee normally is not required. (See also the discussion below of the Tele-phone Exchange Privilege.)

 Special Redemption Privileges. The Telephone Exchange and Telephone Redemp-tion Privileges will be established automatically when you open your account.
 Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. Oakmark Units held in an IRA account may not be redeemed by telephone.

 Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange among The Oakmark Funds and the Portfolio by calling 1-800-OAKMARK (1-800-625-6275). The general redemption policies apply to redemp-tions by Telephone Exchange. (See "General Redemption Policies.")

 Oakmark reserves the right at any time without prior notice to suspend or terminate the use of the Telephone Exchange Privilege by any person or class of persons. Oakmark believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Portfo-lio. Therefore, Oakmark generally will not honor requests for Telephone Exchanges by unitholders identified by Oakmark as "market-timers." Except for automatic exchanges from Oakmark Units, you may not make more than four exchanges from the Portfolio in any calendar year. Oakmark reserves the right at any time without prior notice to suspend, limit, modify, or termi-nate the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if it would be in the best interests of the Portfolio, Oakmark expects that it would provide unitholders with prior written notice of any such action unless it appears that the resulting delay in the suspen-sion, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Portfolio. If Oakmark were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, you might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. See "How to Redeem Units--By Exchange."

 During periods of volatile economic and market conditions, you may have dif-ficulty placing your exchange by telephone; you may wish to consider placing your exchange by mail during such periods.

                                                                UNITHOLDER GUIDE

 Telephone Redemption Privilege. You may use the Telephone Redemption Privi-lege to redeem Oakmark Units by calling 1-800-OAKMARK (1-800-625-6275). The proceeds may be sent by check to your registered address or you may request payment by electronic transfer to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. If you request a redemption by electronic transfer before the Portfolio's redemp-tion cut-off time and the proceeds are to be sent to your pre-established designated bank account, the proceeds will be transferred to your bank account on that business day. The Telephone Redemption Privilege is not available to redeem units held in an IRA account, and is not available for 30 days after Oakmark receives notice from you of a change of address.

 General Redemption Policies. You may not cancel or revoke your redemption order once instructions have been received and accepted. Please telephone Oakmark by calling 1-800-OAKMARK (1-800-625-6275) if you have any questions about requirements for a redemption before submitting your request. Oakmark reserves the right to require a properly completed New Account Registration Form before making payment for Oakmark Units redeemed.

 If your redemption order is received in proper form before 4:00 p.m. eastern time, the price at your redemption order will be executed is the NAV deter-mined that business day. See "Net Asset Value." Dividends are earned on the day that units are redeemed.

 Oakmark will generally mail payment for Oakmark Units redeemed within three days after proper instructions are received. If you attempt to redeem Oakmark Units within 15 days after they have been purchased by check or electronic transfer, Oakmark may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those Oakmark Units has been (or will be) collected. To reduce such delays, Oakmark recommends that your purchase be made by federal funds wire through your bank. If you so request, the proceeds of your redemption may be paid by wire, provided the redemption proceeds are at least $250, but the cost of the wire (cur-rently $5) will be deducted from the redemption proceeds.

 Oakmark reserves the right at any time without prior notice to suspend, lim-it, modify, or terminate any privilege or its use in any manner by any per-son or class.

 Use of any Special Redemption Privilege authorizes Oakmark to tape-record all instructions to redeem. Oakmark uses procedures designed to give reason-able assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirma-tion of telephone transactions. If Oakmark does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust, the Distributor and Oakmark will not be liable for any loss you may incur in the event that Oakmark accepts unauthorized telephone redemption requests that Oakmark reasonably believes to be genuine.

 Oakmark reserves the right to redeem Oakmark Units in any account and send the proceeds to the owner if the Oakmark Units in the account do not have a value of at least $1,000.

 Oakmark Units in any account you maintain with the Portfolio may be redeemed to the extent necessary to reimburse Oakmark for any loss it sustains that is caused by you (such as losses from uncollected checks and electronic transfers or any liability under the Code provisions on backup withholding relating to your account).

 Oakmark Units of the Portfolio may be redeemed without charge upon request on any business day at the net asset value next determined after receipt by Oakmark of the redemption request.

 What Types Of Reports Will I Be Sent Regarding Investments In Oakmark Units? You will receive a confirmation statement from Oakmark reflecting each of your purchases and redemptions of Oakmark Units, as well as periodic state-ments detailing distributions made by the Portfolio. In addition, Oakmark will send you semiannual and annual reports containing audited financial statements and will provide you annually with tax information.

 UNITHOLDER SERVICES

 IRA Plan. Harris Associates Investment Trust has a master individual retire-ment account (IRA) plan that allows you to invest on a tax-deferred basis in the Government Portfolio and The Oakmark Funds as defined above. The plan also permits you to "roll over" or transfer to your Oakmark IRA a lump sum distribution from a qualified pension or profit-sharing plan, thereby post-poning federal income tax on the distribution. If your employer has a Sim-plified Employee Pension Plan (SEP), you may establish an IRA with the Gov-ernment Portfolio and The Oakmark Funds to which your employer may contribute annually up to the lesser of 15% of your earned income or $30,000, subject to special rules designed to avoid discrimination.

 SPECIAL WAYS TO INVEST OR REDEEM

 In addition to the ways to purchase or redeem Oakmark Units described above, the New Account Registration Form offers you the following additional investment and redemption options:

                                                                UNITHOLDER GUIDE


 Automatic Investments--purchase Oakmark Units each month with payment by electronic transfer from your bank account ($100 minimum).

 Telephone Investments--purchase Oakmark Units by placing a telephone order and paying for them by electronic transfer from your bank account ($100- $50,000 per transaction).

 Systematic Withdrawals--redeem a fixed dollar amount of Oakmark Units each month or quarter and have the proceeds sent by check to you or deposited by electronic transfer into your bank account.

Taxation

As with any investment, you should consider how your investment in the Portfo-lio will be taxed. The tax information below is provided as general informa-tion. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax conse-quences of your investment in the Portfolio.

Unless your investment is an IRA or other tax-advantaged accounts, you should consider the possible tax consequences of Portfolio distributions.

Taxes on Distributions: Distributions of investment income are taxable as ordi-nary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Port-folio units or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Portfolio units.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. The Portfolio will inform unitholders of the character and tax status of all distributions promptly after the close of each calendar year.

Other Information: When you open your account, you should provide your social security or tax identification number on your New Account Form Registration. By law, each Portfolio must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Portfolio to do so. Non-U.S. investors may be subject to U.S. withholding and estate tax.

Appendix A
Additional Information on Portfolio
Risks, Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolio, including their asso-ciated risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental policies and investment restrictions that cannot be changed without unitholder approval. You should note, however, that all pol-icies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval. If there is a change in the Portfolio's investment objective, you should consider whether the Portfolio remains an appropriate investment in light of your then current financial position and needs.

U.S. Treasury Obligations and U.S. Government Securities. U.S. Treasury Obligations include securities issued or guaranteed by the U.S. Treasury ("U.S. Treasury Obligations"). Payment of principal and interest on these obligations is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

U.S. Government Securities are obligations issued or guaranteed by U.S. govern-ment agencies, authorities, instrumentalities or sponsored enterprises ("U.S. Government Securities"). Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae"));
(b) the right of the issuer to borrow from the U.S. Treasury (such as securi-ties of the Student Loan Marketing Association); (c) the discretionary author-ity of the U.S. government to purchase certain obligations of the issuer; or
(d) only the credit of the issuer.

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authori-ties, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. The Portfolio may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or "seller" defaults, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Portfolio could suffer additional losses if a court determines that the Portfolio's interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distribu-tions of the income from repurchase agreements will be taxable to the Portfo-lio's unitholders. In addition, the Portfolio, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Floating and Variable Rate Obligations. The Portfolio may purchase floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Act, the Portfolio may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Portfolio to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of cred-it, which will ordinarily be irrevocable, both of which may be issued by domes-tic banks or foreign banks which have a branch, agency or subsidiary in the United States. The Portfolio may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

                                                                      APPENDIX A


When-Issued Securities and Forward Commitments. The Portfolio may purchase when-issued securities and enter into forward commitments. When-issued securi-ties are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advan-tageous price and yield to a Portfolio at the time of entering into the trans-action. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settle-ment period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Portfolio will generally pur-chase securities on a when-issued or forward commitment basis with the inten-tion of acquiring the securities for its portfolio, the Portfolio may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Illiquid Securities. The Portfolio may invest up to 10% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:
 .Both domestic and foreign securities that are not readily marketable
 .Certain municipal leases and participation interests
 .Certain stripped mortgage-backed securities
 .Repurchase agreements and time deposits with a notice or demand period of more than seven days
 .Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called "4(2) commercial paper" or is oth-erwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

Investing in restricted securities may decrease the liquidity of the Portfo-lio's portfolio.

Borrowings. The Portfolio may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. The Portfolio may not make addi-tional investments if borrowings exceed 5% of its net assets. For more informa-tion, see the Additional Statement.

Downgraded Securities. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, the Portfolio may continue to hold the security if the Investment Adviser believes it is in the best interest of the Portfolio and its unitholders.

Appendix B
Financial Highlights
 The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five years (or less if the Portfolio has been in operation for less than five years). Certain informa-tion reflects financial results for a single Portfolio unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all div-idends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's finan-cial statements, is included in the Portfolio's annual report (available upon request from Harris Associates). The information for all periods prior to the periods ended December 31, 2000 has been audited by the Portfolio's previous Accountants.

                      [This page intentionally left blank]

 GOVERNMENT PORTFOLIO



                                             Net asset
                                             value at     Net     Distributions
                                             beginning investment   to  unit/
                                             of period income(a)  shareholders
-------------------------------------------------------------------------------
For the Years Ended December 31,
2000 - ILA units                               $1.00     $0.06       $(0.06)
2000 - ILA Administration units                 1.00      0.06        (0.06)
2000 - ILA Service units                        1.00      0.05        (0.05)
2000 - Cash Management shares                   1.00      0.05        (0.05)
-------------------------------------------------------------------------------
For the Years Ended December 31,
1999 - ILA units                                1.00      0.05        (0.05)
1999 - ILA Administration units                 1.00      0.05        (0.05)
1999 - ILA Service units                        1.00      0.04        (0.04)
1999 - Cash Management shares                   1.00      0.04        (0.04)
-------------------------------------------------------------------------------
1998 - ILA units                                1.00      0.05        (0.05)
1998 - ILA Administration units                 1.00      0.05        (0.05)
1998 - ILA Service units                        1.00      0.05        (0.05)
1998  Cash Management shares (commenced May
 1)                                             1.00      0.03        (0.03)
-------------------------------------------------------------------------------
1997 - ILA units                                1.00      0.05        (0.05)
1997 - ILA Administration units                 1.00      0.05        (0.05)
1997 - ILA Service units                        1.00      0.05        (0.05)
-------------------------------------------------------------------------------
1996 - ILA units                                1.00      0.05        (0.05)
1996 - ILA Administration units                 1.00      0.05        (0.05)
1996 - ILA Service units                        1.00      0.05        (0.05)
-------------------------------------------------------------------------------
1995 - ILA units                                1.00      0.06        (0.06)
1995 - ILA Administration units                 1.00      0.05        (0.05)
1995 - ILA Service units                        1.00      0.05        (0.05)
-------------------------------------------------------------------------------

(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

                                                                      APPENDIX B


                                                              Ratios assuming no
                                                             waiver of fees and no
                                                              expense limitations
                                                           -------------------------
                         Net                  Ratio of net              Ratio of net
Net asset             assets at  Ratio of net  investment  Ratio of net  investment
value at                 end     expenses to   income to   expenses  to  income to
   end       Total    of period  average net  average net  average net  average net
of period  return(b)  (in 000's)    assets       assets       assets       assets
------------------------------------------------------------------------------------
  $1.00      6.05%     $126,034      0.43%        5.84%        0.48%        5.79%
   1.00      5.89           562      0.58         5.57         0.63         5.52
   1.00      5.63        50,733      0.83         5.42         0.88         5.37
   1.00      5.50        44,533      1.00         5.60         1.48         5.12
------------------------------------------------------------------------------------
   1.00      4.77       205,244      0.43         4.64         0.45         4.62
   1.00      4.61         3,265      0.58         4.42         0.60         4.40
   1.00      4.35        79,847      0.83         4.24         0.85         4.22
   1.00      4.18           153      1.00         4.68         1.45         4.23
------------------------------------------------------------------------------------
   1.00      5.21       383,243      0.43         5.09         0.45         5.07
   1.00      5.05         7,692      0.58         4.94         0.60         4.92
   1.00      4.79       105,732      0.83         4.67         0.85         4.65
             4.57(c)          2      0.93(c)      4.60(c)      1.45(c)      4.08(c)
------------------------------------------------------------------------------------
   1.00      5.31       460,457      0.42         5.16         0.42         5.16
   1.00      5.15        10,192      0.57         4.98         0.57         4.98
   1.00      4.89        83,799      0.82         4.78         0.82         4.78
------------------------------------------------------------------------------------
   1.00      5.15       694,651      0.41         5.04         0.44         5.01
   1.00      4.99        36,055      0.56         4.89         0.59         4.86
   1.00      4.73        94,228      0.81         4.63         0.84         4.60
------------------------------------------------------------------------------------
   1.00      5.77       570,469      0.41         5.62         0.43         5.60
   1.00      5.62        47,558      0.56         5.49         0.58         5.47
   1.00      5.35        85,401      0.81         5.19         0.83         5.17
------------------------------------------------------------------------------------

Index

   1 General
     Investment
     Management
     Approach
   3 Portfolio
     Investment
     Objectives
     and
     Strategies
   5 Principal
     Risks of the
     Portfolio
   6 Portfolio
     Performance
   8 Portfolio
     Fees and
     Expenses
  11 Service
     Providers
  13 Dividends
  14 Unitholder Guide
      14 How to Buy Oakmark Units
      18 How to Sell Oakmark Units
  24 Taxation
  25 Appendix A
     Additional Information on
     Portfolio Risks, Securities
     and Techniques
  28 Appendix B
     Financial Highlights

Money Market FundsProspectus (Oakmark Units)

 FOR MORE INFORMATION


 Annual/Semi-annual Report
 Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to unitholders.

 Statement of Additional Information
 Additional information about the Portfolio and its policies is also avail-able in the Portfolio's Statement of Additional Information ("Additional Statement"). The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

 The Portfolio's annual and semi-annual reports, and the Additional State-ment, are available free upon request by calling The Oakmark Family of Funds at 1-800-OAKMARK (1-800-625-6275).

 To obtain other information and for shareholder inquiries:
 By telephone - Call 1-800-OAKMARK (1-800-625-6275).
 By mail - The Oakmark Family of Funds, Two North LaSalle Street, Chicago, IL 60602
 By e-mail - ServiceComments@Oakmark.com
 On the Internet - Oakmark - http://www.oakmark.com. Text-only versions of the Portfolio's documents are located online and may be downloaded from:
    SEC EDGAR database - http://www.sec.gov

 You may review and obtain copies of Portfolio documents by visiting the SEC's public reference room in Washington, D.C. You may also obtain copies of Portfolio documents, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.


      The Portfolio's investment company registration number is 811-5349.

ADDRESS OF HARRIS ASSOCIATES L. P.
 Two North LaSalle Street
 Chicago, Illinois 60602-3790

THE OAKMARK FUNDS 24-HOUR NAV HOTLINE
 1-800-GROWOAK
 (1-800-476-9625)

OAKMARK SHAREHOLDER SERVICE
 State Street Bank and Trust Company
  Attention: Oakmark Funds Family
  P.O. Box 8510
  Boston, Massachusetts 02266-8510
  1-800-OAKMARK
  (1-800-625-6275)